CONSOLIDATED BALANCE SHEETS - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents	$ 22,259,937	$ 14,202,317
Short-term investments	28,273,349	53,770,674
Marketable securities	9,660	1,079,200
Other assets	772,186	954,853
CURRENT ASSETS	51,315,132	70,007,044
Property, plant and equipment	46,291	37,868
Right-of-use assets	236,112	57,654
Exploration and evaluation asset	144,292,235	122,690,820
ASSETS	195,889,770	192,793,386
LIABILITIES
Accounts payable and accrued liabilities	2,434,598	3,122,495
Current portion of lease obligation	172,110	33,408
CURRENT LIABILITIES	2,606,708	3,155,903
Lease obligations	64,875	27,231
LIABILITIES	2,671,583	3,183,134
SHAREHOLDERS' EQUITY
Share capital	279,558,766	272,544,984
Contributed surplus	38,630,750	38,916,835
Deficit	(124,971,329)	(121,851,567)
SHAREHOLDERS' EQUITY	193,218,187	189,610,252
LIABILITIES AND SHAREHOLDERS' EQUITY	$ 195,889,770	$ 192,793,386